FINANCIAL INSTRUMENTS - Gains and losses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS
Net gain (loss) on financial assets at amortised cost	$ 7,544	$ (285)
Net gain (loss) on financial liabilities at amortised cost	(41,540)	(1,229)
Net gain (loss) on financial assets at fair value through profit or loss	2,237	265
Net gain (loss) on financial liabilities at fair value through profit or loss	(229)
Total gain (loss) on financial instruments	(31,988)	(1,249)
Interest on financial assets at amortised cost	1,863	201
Interest on financial liabilities at amortised cost	(6,307)	(2,185)
Interest on financial assets at fair value through profit or loss	1,019
Total interest income (expense) on financial instruments	$ (3,425)	$ (1,984)